Business Combinations - Schedule of Summarizes the Purchase Price Allocation (Details) - USD ($)	Dec. 31, 2025	Aug. 01, 2025
42 Telecom [Member]
Business Combinations - Schedule of Summarizes the Purchase Price Allocation (Details) [Line Items]
Cash and cash equivalents		$ 276,000
Restricted cash		21,000
Accounts receivables, net		1,271,000
Contract assets		833,000
Prepaid expenses and other current assets		424,000
Property, plant and equipment, net		112,000
Capital work-in-progress		279,000
Intangible assets:
Developed technology	$ 9,500,000
Goodwill		12,520,000
Other receivable, related party		417,000
Right of use asset		191,000
Accounts payable		(1,289,000)
Accrued expenses and other current liabilities		(741,000)
Contract liabilities		(251,000)
Operating lease liability		(180,000)
Loan payable		(1,000)
Deferred tax liability- Intangible asset	3,268,425	(3,268,000)
Deferred tax liability - pre existing temporary differences		(114,000)
Purchase price consideration	20,000,000	20,000,000
42 Telecom [Member] | Developed technology [Member]
Intangible assets:
Developed technology	5,800,000	5,800,000
42 Telecom [Member] | Customer relationships [Member]
Intangible assets:
Developed technology	3,100,000	3,100,000
42 Telecom [Member] | Tradename [Member]
Intangible assets:
Developed technology	600,000	$ 600,000
Telvantis [Member]
Business Combinations - Schedule of Summarizes the Purchase Price Allocation (Details) [Line Items]
Cash and cash equivalents	1,094,000
Accounts receivables, net	37,334,000
Due from related party	1,358,000
Prepaid expenses and other current assets	482,000
Deferred tax assets	42,000
Intangible assets:
Developed technology	2,238,117
Goodwill	35,487,000
Accounts payable	(32,402,000)
Accrued expenses and other current liabilities	(825,000)
Accounts receivable financing facility	(12,342,163)
Deferred tax liability- Intangible asset	(2,238,117)
Due to related party	(7,277,000)
Purchase price consideration	34,513,000
Telvantis [Member] | Customer relationships [Member]
Intangible assets:
Developed technology	10,700,000
Telvantis [Member] | Tradename [Member]
Intangible assets:
Developed technology	3,100,000
Customer relationships [Member] | Telvantis [Member]
Intangible assets:
Developed technology	10,700,000
Tradename [Member] | Telvantis [Member]
Intangible assets:
Developed technology	$ 3,100,000